Schedule IV - Consolidated Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Net amount	$ 20,384
Gross amount	395,385,878
Ceded to other companies	388,790,881
Assumed from other companies	5,106,566
Net amount	11,701,563
Percentage of amount assumed to net	43.60%
Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	869,472
Ceded to other companies	(669,382)
Assumed from other companies	5,258
Net amount	205,348
Percentage of amount assumed to net	2.60%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	51,972
Ceded to other companies	(33,451)
Net amount	18,521
Percentage of amount assumed to net	0.00%
Predecessor
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		331,899	1,331,597	1,298,864
Ceded to other companies		(333,480)	(1,338,427)	(1,305,648)
Assumed from other companies		1,581	6,830	6,784
Percentage of amount assumed to net		0.00%	0.00%	0.00%
Gross amount			389,941,404	378,467,115
Ceded to other companies			395,421,202	384,205,939
Assumed from other companies			5,479,798	5,738,824
Percentage of amount assumed to net			0.00%	0.00%
Predecessor | Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		313,410	1,250,623	1,201,592
Ceded to other companies		(314,991)	(1,257,453)	(1,208,376)
Assumed from other companies		1,581	6,830	6,784
Percentage of amount assumed to net		0.00%	0.00%	0.00%
Predecessor | Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount		18,489	80,974	97,272
Ceded to other companies		(18,489)	(80,974)	(97,272)
Percentage of amount assumed to net		0.00%	0.00%	0.00%
Scenario, Adjustment
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	921,444
Ceded to other companies	(702,833)
Assumed from other companies	5,258
Net amount	$ 223,869
Percentage of amount assumed to net	2.30%